SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2012
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
For the Years Ended December 31:
(Dollars in Millions)

Description	Balance at Beginning of Period	Additions*	Writeoffs	Other**	Balance at End of Period
Allowance For Doubtful Accounts
2012
—Current	$578	$41	$(45)	$(15)	$560

—Noncurrent	$38	$10	$0	$17	$66

2011
—Current	$676	$90	$(154)	$(34)	$578

—Noncurrent	$58	$1	$(17)	$(3)	$38

2010
—Current	$669	$49	$(146)	$104	$676

—Noncurrent	$100	$(12)	$(29)	$(1)	$58

Allowance For Inventory Losses
2012	$625	$294	$(240)	$(28)	$652

2011	$674	$230	$(279)	$1	$625

2010	$679	$254	$(285)	$26	$674

Revenue Based Provisions
2012	$861	$3,228	$(3,345)	$33	$777

2011	$888	$3,157	$(3,132)	$(51)	$861

2010	$871	$3,234	$(3,216)	$(1)	$888

*
Additions for Allowance for Doubtful Accounts and Allowance for Inventory Losses are charged to expense and cost accounts, respectively, while Revenue Based Provisions are charged to revenue accounts.

**
Primarily comprises currency translation adjustments.